UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (99.2%)(a)
		Shares	Value

Aerospace and defense (4.8%)

Airbus SE (France)		64,713	$7,487,532

Northrop Grumman Corp.		118,150	41,248,528

Raytheon Co.		107,470	23,194,175

			71,930,235
Airlines (0.9%)

Southwest Airlines Co.		237,040	13,577,651

			13,577,651
Auto components (1.0%)

Delphi Automotive PLC (United Kingdom)		153,200	13,017,404

Delphi Technologies PLC (United Kingdom)		51,066	2,433,295

			15,450,699
Automobiles (0.9%)

General Motors Co.		375,800	13,656,572

			13,656,572
Banks (14.1%)

Bank of America Corp.		1,824,375	54,713,006

Citigroup, Inc.		688,265	46,457,888

JPMorgan Chase & Co.		578,536	63,621,604

KeyCorp		527,520	10,313,016

Regions Financial Corp.		1,021,960	18,988,017

Wells Fargo & Co.		325,382	17,053,271

			211,146,802
Beverages (3.2%)

Dr. Pepper Snapple Group, Inc.		140,620	16,646,596

Molson Coors Brewing Co. Class B		212,360	15,997,079

PepsiCo, Inc.		143,800	15,695,770

			48,339,445
Biotechnology (2.4%)

Amgen, Inc.		103,420	17,631,042

Gilead Sciences, Inc.		244,590	18,439,640

			36,070,682
Building products (1.0%)

Johnson Controls International PLC		439,340	15,482,342

			15,482,342
Capital markets (4.9%)

Charles Schwab Corp. (The)		384,670	20,087,467

Goldman Sachs Group, Inc. (The)		68,269	17,194,230

Invesco, Ltd.		180,520	5,778,445

KKR & Co. LP		625,342	12,694,443

State Street Corp.		176,370	17,589,380

			73,343,965
Chemicals (3.0%)

Air Products & Chemicals, Inc.		70,450	11,203,664

CF Industries Holdings, Inc.		246,950	9,317,424

DowDuPont, Inc.		379,387	24,170,746

			44,691,834
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Germany)(NON)(F)(RES)		10	9

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Germany)(NON)(F)(RES)		4	4

			13
Communications equipment (1.2%)

Cisco Systems, Inc.		406,610	17,439,503

			17,439,503
Consumer finance (0.7%)

Capital One Financial Corp.		113,150	10,842,033

Oportun Financial Corp. (acquired 6/23/15, cost $223,215) (Private)(NON)(F)(RES)		78,321	167,932

			11,009,965
Containers and packaging (1.3%)

Ball Corp.		250,740	9,956,885

Sealed Air Corp.		223,940	9,582,393

			19,539,278
Diversified telecommunication services (2.1%)

AT&T, Inc.		649,910	23,169,292

Verizon Communications, Inc.		168,290	8,047,628

			31,216,920
Electric utilities (3.3%)

American Electric Power Co., Inc.		134,780	9,244,560

Edison International		188,200	11,980,812

Exelon Corp.		343,760	13,410,078

NextEra Energy, Inc.		46,010	7,514,813

PG&E Corp.		155,390	6,826,283

			48,976,546
Electrical equipment (0.5%)

Emerson Electric Co.		109,290	7,464,507

			7,464,507
Energy equipment and services (0.8%)

Halliburton Co.		259,800	12,195,012

			12,195,012
Equity real estate investment trusts (REITs) (2.8%)

American Tower Corp.(R)		117,208	17,035,011

Boston Properties, Inc.(R)		92,100	11,348,562

Gaming and Leisure Properties, Inc.(R)		422,366	14,136,590

			42,520,163
Food and staples retail (1.5%)

Kroger Co. (The)		651,480	15,596,431

Walgreens Boots Alliance, Inc.		106,540	6,975,174

			22,571,605
Food products (0.7%)

Kraft Heinz Co. (The)		157,870	9,833,722

			9,833,722
Health-care equipment and supplies (3.0%)

Becton Dickinson and Co.		115,152	24,953,438

Danaher Corp.		194,020	18,996,498

			43,949,936
Health-care providers and services (1.3%)

Cigna Corp.		117,010	19,627,257

			19,627,257
Hotels, restaurants, and leisure (0.9%)

Hilton Worldwide Holdings, Inc.		173,312	13,650,053

			13,650,053
Household durables (0.5%)

HC Brillant Services GmbH (acquired 8/2/13 to 8/31/16, cost $13) (Private) (Germany)(NON)(F)(RES)		20	18

PulteGroup, Inc.		271,510	8,006,830

			8,006,848
Household products (1.0%)

Kimberly-Clark Corp.		131,470	14,478,791

			14,478,791
Independent power and renewable electricity producers (0.8%)

NRG Energy, Inc.		379,020	11,571,481

			11,571,481
Industrial conglomerates (1.1%)

General Electric Co.		372,460	5,020,761

Honeywell International, Inc.		72,820	10,523,218

			15,543,979
Insurance (3.5%)

American International Group, Inc.		375,190	20,417,840

Assured Guaranty, Ltd.		526,087	19,044,349

Hartford Financial Services Group, Inc. (The)		245,370	12,641,462

			52,103,651
Internet and direct marketing retail (—%)

Global Fashion Holding SA (acquired 8/2/13, cost $636,303) (Private) (Luxembourg)(NON)(F)(RES)		15,020	148,599

			148,599
IT Services (2.2%)

DXC Technology Co.		195,010	19,604,355

Fidelity National Information Services, Inc.		138,340	13,322,142

			32,926,497
Machinery (0.5%)

Cummins, Inc.		46,950	7,610,126

			7,610,126
Media (2.3%)

Charter Communications, Inc. Class A(NON)		43,280	13,469,602

Comcast Corp. Class A		516,970	17,664,865

DISH Network Corp. Class A(NON)		77,470	2,935,338

			34,069,805
Metals and mining (1.4%)

Alcoa Corp.(NON)		476,460	21,421,642

			21,421,642
Mortgage real estate investment trusts (REITs) (0.3%)

MFA Financial, Inc.(R)		663,061	4,992,849

			4,992,849
Oil, gas, and consumable fuels (10.6%)

Anadarko Petroleum Corp.		228,939	13,830,205

ConocoPhillips		436,630	25,887,793

EOG Resources, Inc.		134,380	14,146,183

Exxon Mobil Corp.		360,078	26,865,420

Kinder Morgan, Inc.		535,580	8,065,835

Marathon Oil Corp.		1,380,750	22,271,498

Pioneer Natural Resources Co.		29,160	5,009,105

Suncor Energy, Inc. (Canada)		253,609	8,757,763

Total SA (France)		255,460	14,518,721

Valero Energy Corp.		208,920	19,381,508

			158,734,031
Personal products (0.4%)

Coty, Inc. Class A(S)		316,183	5,786,149

			5,786,149
Pharmaceuticals (5.9%)

AstraZeneca PLC ADR (United Kingdom)(S)		446,740	15,622,498

Eli Lilly & Co.		163,660	12,662,374

Johnson & Johnson		237,630	30,452,285

Merck & Co., Inc.		303,415	16,527,015

Pfizer, Inc.(S)		358,443	12,721,142

			87,985,314
Road and rail (1.2%)

Union Pacific Corp.		131,760	17,712,497

			17,712,497
Semiconductors and semiconductor equipment (2.5%)

Intel Corp.		262,560	13,674,125

ON Semiconductor Corp.(NON)		235,650	5,763,999

Qualcomm, Inc.		78,260	4,336,387

Texas Instruments, Inc.		122,910	12,769,120

			36,543,631
Software (3.4%)

Microsoft Corp.		553,060	50,477,786

			50,477,786
Specialty retail (1.8%)

Home Depot, Inc. (The)		64,640	11,521,434

O'Reilly Automotive, Inc.(NON)		60,260	14,907,119

			26,428,553
Technology hardware, storage, and peripherals (2.0%)

Apple, Inc.		172,980	29,022,584

			29,022,584
Thrifts and mortgage finance (1.0%)

Radian Group, Inc.		779,239	14,836,711

			14,836,711
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)		266,257	7,407,265

			7,407,265

Total common stocks (cost $1,144,134,794)			$1,481,493,496

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $76,645) (Luxembourg) (Private)(NON)(F)(RES)		11,662	$117,685

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.		39,320	8,121,802

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $610) (Private)(NON)(F)(RES)		214	459

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $11,658) (Private)(NON)(F)(RES)		3,701	8,771

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $27,379) (Private)(NON)(F)(RES)		5,379	20,598

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,712) (Private)(NON)(F)(RES)		7,802	29,877

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $22,267) (Private)(NON)(F)(RES)		4,056	16,753

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $67,223) (Private)(NON)(F)(RES)		8,753	50,574

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $188,556) (Private)(NON)(F)(RES)		66,160	141,857

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $238,428) (Private)(NON)(F)(RES)		83,659	179,377

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $732,781) (Private)(NON)(F)(RES)		257,360	551,265

Total convertible preferred stocks (cost $6,916,154)			$9,239,018

SHORT-TERM INVESTMENTS (1.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)	Shares	12,118,375	$12,118,375

Putnam Short Term Investment Fund 1.82%(AFF)	Shares	893,418	893,418

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)	Shares	260,000	260,000

U.S. Treasury Bills 1.425%, 4/26/18(SEGSF)		$296,000	295,685

U.S. Treasury Bills 1.429%, 4/19/18(SEGSF)		452,000	451,651

U.S. Treasury Bills 1.436%, 5/10/18		131,000	130,775

U.S. Treasury Bills 1.450%, 5/24/18(SEGSF)		712,000	710,302

U.S. Treasury Bills 1.493%, 6/7/18(SEGSF)		374,000	372,861

U.S. Treasury Bills 1.685%, 7/5/18(SEGSF)		184,000	183,178

Total short-term investments (cost $15,416,674)			$15,416,245

TOTAL INVESTMENTS

Total investments (cost $1,166,467,622)			$1,506,148,759

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $71,322,826) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Buy	6/20/18	$2,335,031	$2,287,628	$47,403
	Euro	Sell	6/20/18	7,421,445	7,448,111	26,666
Barclays Bank PLC
	British Pound	Sell	6/20/18	17,784,803	17,419,840	(364,963)
Citibank, N.A.
	Canadian Dollar	Sell	4/18/18	5,864,623	6,048,945	184,322
Goldman Sachs International
	British Pound	Sell	6/20/18	21,850,488	21,406,440	(444,048)
	Canadian Dollar	Sell	4/18/18	1,842,240	1,899,838	57,598
	Euro	Sell	6/20/18	7,481,956	7,436,556	(45,400)
State Street Bank and Trust Co.
	Euro	Sell	6/20/18	7,421,321	7,375,468	(45,853)

Unrealized appreciation						315,989

Unrealized (depreciation)						(900,264)

Total						$(584,275)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,493,332,999.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,433,778, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$20,943,700	$61,562,250	$70,387,575	$91,253	$12,118,375
	Putnam Short Term Investment Fund**	1,454,748	83,850,866	84,412,196	107,363	893,418

	Total Short-term investments	$22,398,448	$145,413,116	$154,799,771	$198,616	$13,011,793
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $12,118,375, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,807,282.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,188,761.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $828,509 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $842,666 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,188,761 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$111,262,512	$—	$148,617
Consumer staples	101,009,712	—	—
Energy	156,410,322	14,518,721	—
Financials	367,266,011	—	167,932
Health care	187,633,189	—	—
Industrials	141,833,805	7,487,532	13
Information technology	166,410,001	—	—
Materials	85,652,754	—	—
Real estate	42,520,163	—	—
Telecommunication services	38,624,185	—	—
Utilities	60,548,027	—	—
Total common stocks	1,459,170,681	22,006,253	316,562
Convertible preferred stocks	—	8,121,802	1,117,216
Short-term investments	1,153,418	14,262,827	—

Totals by level	$1,460,324,099	$44,390,882	$1,433,778

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(584,275)	$—

Totals by level	$—	$(584,275)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$315,989	$900,264

Total	$315,989	$900,264

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$70,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018